Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Part Interest Only Part Repayment
Disclosure of credit risk exposure [line items]
Mortgage loan including interest-only part	£ 10,037	£ 9,823